CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and cash equivalents	The company’s cash and cash equivalents as at December 31 are as follows:

(MILLIONS)	2023	2022
Cash	$393	$433
Cash subject to restriction	186	207
Short-term deposit	48	2
	$627	$642